Statements of Cash Flows (Audited) (Audited, USD $)	12 Months Ended
	Aug. 31, 2011	Aug. 31, 2011
Audited
OPERATING ACTIVITIES:
Net (loss)	$ (73,232)	$ (76,057)
Adjustments to reconcile net loss to net cash provided by operating activities:
Decrease/(increase) in prepaid	(6,058)	(6,058)
Increase in inventory
Increase in deposits	(2,000)	(2,000)
Increase/(decrease) in accounts payable and accrued liabilities	(946)	1,554
Increase in accounts payable to related parties	10,550	10,550
Net cash used by operating activities	(71,687)	(72,012)
INVESTING ACTIVITIES:
Payment for Plantation Costs	27,000	27,000
Net cash used by investing activities	(38,350)	(38,350)
FINANCING ACTIVITIES:
Proceeds from stock subscription receivable	35,500	37,500
Contributed capital	33,208	64,960
Proceeds from loan - related party
Payments on loan - related party
Proceeds from loan	15,000	15,000
Net cash provided by financing activities	116,865	117,190
NET INCREASE (DECREASE) IN CASH	6,828	6,828
CASH AND EQUIVALENTS - ENDING	6,828	6,828
SUPPLEMENTAL DISCLOSURES:
Interest paid
Income taxes paid
Stock issued in spin off	65,847	65,847
Stock issued for incurring plantation costs	27,000	27,000
Stock issued for prepaid services	4,000	4,000
Stock issued for settlement of common stock payable